Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on plan assets	$ 1,288	$ 60
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	0	4	$ 1
Financial assumptions	(1,133)	488	19
Experience assumptions	(45)	(65)	(91)
Net actuarial gains (losses) on plan assets	965	(234)	221
Changes in asset ceiling excluding interest income	(5)	1	8
Net remeasurement gains (losses) recognized in OCI	(218)	194	158
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	0	46	26
Financial assumptions	(78)	67	5
Experience assumptions	1	4	5
Net actuarial gains (losses) on plan assets	0	0	0
Changes in asset ceiling excluding interest income	0	0	0
Net remeasurement gains (losses) recognized in OCI	$ (77)	$ 117	$ 36